Annual Total Returns- JPMorgan US GARP Equity Fund (R2 R5 R6 Shares) [BarChart] - R2 R5 R6 Shares - JPMorgan US GARP Equity Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.60%	16.22%	34.50%	16.66%	2.34%	5.91%	32.15%	(3.39%)	29.33%	27.96%